Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,614,974.63	29,520		55.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$240,000,000.00	3.993%		December 15, 2026
Class A-2a Notes	$220,000,000.00	3.99%		September 15, 2028
Class A-2b Notes	$128,000,000.00	3.99980%	*	September 15, 2028
Class A-3 Notes	$348,000,000.00	3.90%		June 15, 2030
Class A-4 Notes	$64,000,000.00	3.98%		January 15, 2032
Class B Notes	$31,580,000.00	4.22%		January 15, 2032
Class C Notes	$21,050,000.00	0.00%		May 15, 2033
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,032,563.33

Principal:
Principal Collections	$21,410,859.45
Prepayments in Full	$12,246,509.45
Liquidation Proceeds	$397,725.99
Recoveries	$713.55
Sub Total	$34,055,808.44
Collections	$38,088,371.77

Purchase Amounts:
Purchase Amounts Related to Principal	$78,670.63
Purchase Amounts Related to Interest	$234.96
Sub Total	$78,905.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,167,277.36

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,167,277.36
Servicing Fee	$773,687.25	$773,687.25	$0.00	$0.00	$37,393,590.11
Interest - Class A-1 Notes	$230,446.50	$230,446.50	$0.00	$0.00	$37,163,143.61
Interest - Class A-2a Notes	$731,500.00	$731,500.00	$0.00	$0.00	$36,431,643.61
Interest - Class A-2b Notes	$426,645.33	$426,645.33	$0.00	$0.00	$36,004,998.28
Interest - Class A-3 Notes	$1,131,000.00	$1,131,000.00	$0.00	$0.00	$34,873,998.28
Interest - Class A-4 Notes	$212,266.67	$212,266.67	$0.00	$0.00	$34,661,731.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,661,731.61
Interest - Class B Notes	$111,056.33	$111,056.33	$0.00	$0.00	$34,550,675.28
Second Priority Principal Payment	$1,156,979.71	$1,156,979.71	$0.00	$0.00	$33,393,695.57
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$33,393,695.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,393,695.57
Regular Principal Payment	$68,098,167.55	$33,393,695.57	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$38,167,277.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$1,156,979.71
Regular Principal Payment					$33,393,695.57
Total					$34,550,675.28

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$34,550,675.28	$143.96	$230,446.50	$0.96	$34,781,121.78	$144.92
Class A-2a Notes	$0.00	$0.00	$731,500.00	$3.33	$731,500.00	$3.33
Class A-2b Notes	$0.00	$0.00	$426,645.33	$3.33	$426,645.33	$3.33
Class A-3 Notes	$0.00	$0.00	$1,131,000.00	$3.25	$1,131,000.00	$3.25
Class A-4 Notes	$0.00	$0.00	$212,266.67	$3.32	$212,266.67	$3.32
Class B Notes	$0.00	$0.00	$111,056.33	$3.52	$111,056.33	$3.52
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$34,550,675.28	$32.82	$2,842,914.83	$2.70	$37,393,590.11	$35.52

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$69,255,147.26	0.2885631	$34,704,471.98	0.1446020
Class A-2a Notes	$220,000,000.00	1.0000000	$220,000,000.00	1.0000000
Class A-2b Notes	$128,000,000.00	1.0000000	$128,000,000.00	1.0000000
Class A-3 Notes	$348,000,000.00	1.0000000	$348,000,000.00	1.0000000
Class A-4 Notes	$64,000,000.00	1.0000000	$64,000,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$881,885,147.26	0.8377921	$847,334,471.98	0.8049690

Pool Information
Weighted Average APR	5.210%	5.219%
Weighted Average Remaining Term	51.39	50.63
Number of Receivables Outstanding	26,694	26,036
Pool Balance	$928,424,697.37	$894,018,743.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$892,580,515.94	$859,678,167.55
Pool Factor	0.8466278	0.8152531

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,581.17
Yield Supplement Overcollateralization Amount	$34,340,575.78
Targeted Overcollateralization Amount	$55,393,225.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,684,271.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,581.17
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,581.17
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,581.17

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		44	$272,188.52
(Recoveries)		1	$713.55
Net Loss for Current Collection Period			$271,474.97
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3509%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0285%
Second Prior Collection Period			0.0848%
Prior Collection Period			0.0865%
Current Collection Period			0.3575%
Four Month Average (Current and Prior Three Collection Periods)			0.1393%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		208	$438,345.78
(Cumulative Recoveries)			$4,994.85
Cumulative Net Loss for All Collection Periods			$433,350.93
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0395%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,107.43
Average Net Loss for Receivables that have experienced a Realized Loss			$2,083.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.39%	87	$3,470,597.22
61-90 Days Delinquent	0.10%	19	$883,185.87
91-120 Days Delinquent	0.00%	1	$35,806.48
Over 120 Days Delinquent	0.01%	1	$64,893.11
Total Delinquent Receivables	0.50%	108	$4,454,482.68

Repossession Inventory:
Repossessed in the Current Collection Period		10	$463,710.01
Total Repossessed Inventory		16	$856,181.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0512%
Prior Collection Period			0.0562%
Current Collection Period			0.0807%
Three Month Average			0.0627%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1101%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-C
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	6

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	49	$2,092,705.20
2 Months Extended	77	$3,853,339.03
3+ Months Extended	12	$485,615.59

Total Receivables Extended	138	$6,431,659.82
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer